Supplemental Disclosures of Cash Flow Data (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RBF consulting [Member]
Supplemental Disclosures of Cash Flow Data (Textual) [Abstract]
Common stock issued for acquisition		203,218
LPA [Member]
Supplemental Disclosures of Cash Flow Data (Textual) [Abstract]
Common stock issued for acquisition	5,661	2,022	226,447